Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Aug. 13, 2021
Registrant Name	HSBC FUNDS
Central Index Key	0000798290
Amendment Flag	false
Document Creation Date	Aug. 13, 2021
Document Effective Date	Aug. 13, 2021
Prospectus Date	Aug. 13, 2021
Entity Inv Company Type	N-1A
HSBC ESG Prime Money Market Fund | Class D
Risk/Return:
Trading Symbol	HEDXX
HSBC ESG Prime Money Market Fund | Class I
Risk/Return:
Trading Symbol	HEIXX
HSBC ESG Prime Money Market Fund | Intermediary Class
Risk/Return:
Trading Symbol	HEGXX
HSBC ESG Prime Money Market Fund | Intermediary Service Class
Risk/Return:
Trading Symbol	HETXX
HSBC ESG Prime Money Market Fund | Class Y
Risk/Return:
Trading Symbol	HEYXX